Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	EURASIA ENERGY LTD
Entity Central Index Key	0001278465
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	X0
Entity Common Stock, Shares Outstanding	34,548,368
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019